SUBSEQUENT EVENTS (Details Narrative) - USD ($)																						1 Months Ended	12 Months Ended
	Feb. 09, 2022	Feb. 03, 2022	Feb. 02, 2022	Dec. 02, 2021	Oct. 25, 2021	Sep. 30, 2021	Sep. 21, 2021	Sep. 08, 2021	Aug. 18, 2021	Jul. 29, 2021	Jul. 26, 2021	Jul. 22, 2021	Jun. 29, 2021	Jun. 28, 2021	Jun. 21, 2021	Jun. 18, 2021	Jun. 15, 2021	Jun. 14, 2021	Jun. 11, 2021	Apr. 22, 2021	Jan. 05, 2021	Feb. 28, 2022	Dec. 31, 2021	Mar. 30, 2022	Oct. 31, 2021	Aug. 31, 2021	Jul. 31, 2021	Jul. 25, 2021	Apr. 30, 2021	Mar. 10, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Jun. 30, 2020
Subsequent Event [Line Items]
Debt face amount																				$ 151,688
Number of convertible securities issued												16,250	16,000		50,000		57,143	42,658		25,000
Number of shares issued on offering											7,500			5,000		28,572		5,000	10,000
Sale of stock, price per share																		$ 7
Warrants outstanding, term						5 years												3 years							3 years	3 years	3 years		5 years			2 years	5 years	3 years
Warrants exercise price						$ 8.00												$ 8.00					$ 8.00		$ 8.00	$ 8.00	$ 8.00		$ 8.00		$ 20.80	$ 80.00	$ 8.00	$ 8.00
Repayments of notes payable																				$ 151,688
Preferred stock, shares issued																							376,501								0
Shares Issued, Price Per Share											$ 7		$ 7	$ 7	$ 7	$ 7	$ 7	$ 7			$ 4.80									$ 4.80
Sale of Common Stock, shares					13,393	1,563	1,250	431													3,875
Class of Warrant or Right, Outstanding																							701,776								43,688
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Numnber of convertible shares issued				23,705					53,322	10,000
Number of convertible securities issued													16,000		50,000		57,143	42,658
Number of shares issued on offering											7,500			5,000		28,572		5,000	10,000
Common Stock [Member]
Subsequent Event [Line Items]
Sale of Common Stock, shares																							44,643
Warrant [Member]
Subsequent Event [Line Items]
Warrants outstanding, term															3 years		3 years	3 years
Warrants exercise price															$ 8.00		$ 8.00	$ 8.00
Subsequent Event [Member]
Subsequent Event [Line Items]
line of credit																								$ 250,000
Preferred Units, Issued											7,500
Shares Issued, Price Per Share											$ 7
Class of Warrant or Right, Outstanding											750,000
Subsequent Event [Member] | Accredited Investor [Member]
Subsequent Event [Line Items]
Warrants exercise price											$ 0.10
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued											350,000																	250,000
Sale of Common Stock, shares											7,500
Subsequent Event [Member] | Public Offering [Member]
Subsequent Event [Line Items]
Number of shares issued on offering	2,530,121
Sale of stock, price per share	$ 4.15
Proceeds from initial public offering	$ 10,500,000
Warrants outstanding, term	5 years
Warrants exercise price	$ 5.1875
Subsequent Event [Member] | Two Outstanding Notes [Member]
Subsequent Event [Line Items]
Number of convertible securities issued		186,067
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Repayments of notes payable																						$ 2,562,122
Subsequent Event [Member] | Series B Convertible Preferred [Member]
Subsequent Event [Line Items]
Numnber of convertible shares issued		201,358
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Numnber of convertible shares issued		251,698
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right										1
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Debt face amount		$ 40,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument term description			one year